PGIM S&P 500 Quarterly Buffer 10 ETF
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 101.2%
Affiliated Mutual Fund 2.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $89,432)(wb)	89,432	$89,432
Options Purchased*~ 98.8%
(cost $3,745,420)		3,726,279

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.2% (cost $3,834,852)		3,815,711
Options Written*~ (1.2)%
(premiums received $82,276)		(45,152)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,752,576)		3,770,559
Liabilities in excess of other assets (0.0)%		(1,363)

Net Assets 100.0%		$3,769,196

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$14.94		50		5	$3,648,780
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$746.77		50		5	77,499
Total Options Purchased (cost $3,745,420)								$3,726,279
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$774.25		50		5	$(27,927)
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$672.09		50		5	(17,225)
Total Options Written (premiums received $82,276)								$(45,152)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1